Shareholders’ equity (Details Narrative)			1 Months Ended		12 Months Ended
		Mar. 15, 2024	Jul. 16, 2025	Nov. 29, 2024	Dec. 31, 2025 USD ($) shares	Dec. 31, 2025 CNY (¥) shares	Dec. 31, 2024 CNY (¥) ¥ / shares shares		Dec. 31, 2025 CNY (¥) ¥ / shares shares	Jul. 02, 2025 USD ($)	May 14, 2018 $ / shares shares
Class of Stock [Line Items]
Reverse share split description		The Meeting approved amendments to (i) every ten (10) shares of the Company’s ordinary share issued, par value of US$0.001, was consolidated into one (1) share of ordinary share, par value $0.01, and the authorized share capital of the Company was reduced from US$200,000 divided into 200,000,000 shares of a nominal or par value of US$0.0001 each to US$200,000 divided into 20,000,000 shares of a nominal or par value of US$0.01 each; (ii) increase the number of authorized Ordinary shares of the Company from US$200,000 divided into 20,000,000 shares of a nominal or par value of US$0.01 each to US$2,000,000 divided into 200,000,000 shares of a nominal or par value of US$0.01 each, by the creation of an additional 180,000,000 shares of a nominal or par value of US$0.01 each to rank pari passu in all respects with the existing shares in the capital of the Company.		The Meeting approved amendments to (i) every 20 issued and unissued ordinary shares of a nominal or par value of US$0.01 each in the capital of the Company be consolidated into one (1) share of a nominal or par value of US$0.2 each such that following the Share Consolidation the authorized share capital of the Company will be changed from US$2,000,000 divided into 200,000,000 shares of a nominal or par value of US$0.01 each to US$2,000,000 divided into 10,000,000 shares of a nominal or par value of US$0.02 each; (ii) increase the authorized share capital of the Company from US$2,000,000 divided into 10,000,000 Consolidated Ordinary Shares of a nominal or par value of$0.2 each, to US$200,000,000 divided into 1,000,000,000 Consolidated Ordinary Shares of a nominal or par value of $0.2 each, by the creation of an additional 990,000,000 Consolidated Ordinary Shares.
Share capital | $										$ 6,000,000,000
Share consolidation description			The share capital of the Company is US$6,000,000,000 divided into 1,000,000,000 shares comprising of (i) 800,000,000 Class A Ordinary Shares of a par value of US$6 each, and (ii) 200,000,000 Class B Ordinary Shares of a par value of US$6 each. There is no limit on the number of shares of any class which the Company is authorized to issue. Each Class A Ordinary Share shall be entitled to one (1) vote per Class A Ordinary Share and each Class B Ordinary Share shall be entitled to 20 votes per Class B Ordinary Share.		the share capital of the Company is US$100 divided into 1,000,000,000 shares comprising of (i) 800,000,000 Class A Ordinary Shares of a par value of US$0.0000001 each, and (ii) 200,000,000 Class B Ordinary Shares of a par value of US$0.0000001 each.	the share capital of the Company is US$100 divided into 1,000,000,000 shares comprising of (i) 800,000,000 Class A Ordinary Shares of a par value of US$0.0000001 each, and (ii) 200,000,000 Class B Ordinary Shares of a par value of US$0.0000001 each.
Retained earnings for statutory reserves					$ 1,188,623		¥ 8,152,694		¥ 8,354,597
Statutory reserve					28,725		¥ 1,419,689		¥ 201,903
Paid-in-capital and statutory reserve					$ 21,985,809	¥ 154,533,854
Class A Ordinary Shares [Member]
Class of Stock [Line Items]
Shares issued					10,503,634	10,503,634	417,918	[1]
Stock Issued During Period, Shares, New Issues	[1]				10,503,634	10,503,634	11,366
Class B Ordinary Shares [Member]
Class of Stock [Line Items]
Shares issued	[1]				1,162,609	1,162,609	333,333
Shares issued					1,162,609	1,162,609	333,333
Ordinary Shares [Member]
Class of Stock [Line Items]
Common Stock, Shares Authorized											50,000,000
Common stock, par value | $ / shares											$ 0.001
Class A Ordinary Shares [Member]
Class of Stock [Line Items]
Ordinary stock, shares authorized					800,000,000				800,000,000
Ordinary stock, shares outstanding					10,941,519				10,941,519
Class B Ordinary Shares [Member]
Class of Stock [Line Items]
Common stock, par value | ¥ / shares									¥ 0.0000001
Ordinary stock, shares outstanding					1,495,942				1,495,942
Common Class A [Member]
Class of Stock [Line Items]
Common Stock, Shares Authorized					800,000,000		800,000,000		800,000,000
Common stock, par value | ¥ / shares							¥ 0.0000001		¥ 0.0000001
Ordinary stock, shares outstanding					10,941,519		437,885		10,941,519

[1]	Number of shares has been retrospectively adjusted for the share consolidation (10 to 1, 20 to 1, and 30 to 1) effective March 22, 2024, December 13, 2024 and July 16, 2025.